Balance Sheet Components (Other Long-term Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Components [Abstract]
Deferred offering costs			$ 2,141
Intangible assets, net	1,073	748
Other long-term assets	702	388	89
Total	$ 1,775	$ 1,136	$ 2,230